m+ funds Trust

c/o iCapital Markets LLC

60 East 42nd Street, 26th Floor
New York, New York 10036

February 27, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Preservation 100 Fund, m+ funds Trust, Series 7-25

Amendment No. 1 to Form S-6

File No. 333-284600; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 27, 2025.

M+ FUNDS TRUST			iCAPITAL MARKETS LLC

By: iCapital Markets LLC			As Depositor

By:	/s/ Stephen Clancy		By:	/s/ Stephen Clancy
	Name:	Stephen Clancy		Name:	Stephen Clancy
	Title:	Senior Vice President		Title:	Senior Vice President